Related Party Balances and Transactions - Schedule of Relationship with Related Parties (Details)	12 Months Ended
Dec. 31, 2024
Jiamei Cultural and Creative (Shenzhen) Co., Ltd (“Jiamei”) [Member]
Schedule of Relationship with Related Parties [Line Items]
Relationship with the Group	Entity controlled by Mrs. Cheng of the Company
Mr. Cheng [Member]
Schedule of Relationship with Related Parties [Line Items]
Relationship with the Group	A director and the controlling shareholder of the Company
Mrs. Cheng [Member]
Schedule of Relationship with Related Parties [Line Items]
Relationship with the Group	A director of the Company
Mr. Zheng Hongrong [Member]
Schedule of Relationship with Related Parties [Line Items]
Relationship with the Group	A director of Samfine SZ, a subsidiary of the Company